Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Equity

Note 11. Equity

a. Share capital

The Company’s issued share capital is composed of ordinary shares NIS 0.01 par value per share. Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

The Company’s ordinary shares are traded in the United States on the Nasdaq Global Select Market under the ticker symbol “SSYS”. As of December 31, 2022 and 2021, there were 67,086 thousand ordinary shares and 65,677 thousand ordinary shares issued and outstanding, respectively. The increase in the outstanding and issued ordinary shares during 2022 was attributable to exercises of stock options and RSUs under the Company’s stock-based compensation plans (including its ESPP). During 2022 the reserve pool under 2022 plan was increased by 1.5 million shares.

b. Stock-based compensation plans

The Stratasys Ltd. 2012 Omnibus Equity Incentive Plan (the “2012 Plan”), which became effective upon closing of the Stratasys-Core merger, provides for the grant of options, restricted shares, RSUs, PSUs and other share-based awards to the Company’s and its subsidiaries’ respective directors, employees, officers, consultants, and to any other person whose services are considered valuable to the Company or any of its affiliates. Under the 2012 plan, options, RSUs and PSUs generally have a contractual term of ten years from the grant date. Options granted become exercisable and RSUs are vested over the requisite service period, which is normally a four-year period beginning on the grant date, subject to continued service to the Company. PSUs are vested only upon the achievement of certain pre-determined performance metrics. Once the performance metrics are met, vesting of PSUs is subject to continued service to the Company over the requisite service period, which is normally a two-year to four-year period. The 2012 Plan expired pursuant to its own terms in September 2022.

As of December 31, 2022, there were an aggregate of 9,041,427 ordinary shares subject to outstanding awards under the 2012 Plan, and no further shares available for future equity awards under the 2012 plan, as all remaining shares under the plan were transferred to the new 2022 Plan (as described below) upon the expiration of the 2012 Plan. All outstanding awards under the 2012 Plan continue to remain subject to the terms of the 2012 Plan, but upon cancellation, forfeiture or expiration of any such awards for any reason, the underlying shares will be automatically transferred and added to the pool of shares available for issuance under the 2022 Plan.

The Stratasys Ltd. 2022 Share Incentive Plan (the “2022 Plan”) became effective upon approval by the Company’s shareholders at the Company’s 2022 annual general meeting of shareholders that took place on September 15, 2022. The 2022 Plan provides for the grant of options, restricted shares, RSUs, PSUs and other share-based awards to the Company’s and its subsidiaries’ respective directors, employees, officers, consultants, and to any other person whose services are considered valuable to the Company or any of its affiliates. Under the 2022 plan, options, RSUs and PSUs generally have a contractual term of ten years from the grant date. Options granted become exercisable and RSUs are vested over the requisite service period, which is normally a four-year period beginning on the grant date, subject to continued service to the Company. PSUs are vested only upon the achievement of certain pre-determined performance metrics. Once the performance metrics are met, vesting of PSUs is subject to continued service to the Company over the requisite service period, which is normally a two-year to four-year period. As of December 31, 2022, 1,296,494 ordinary shares were subject to existing awards under the 2022 Plan, and an additional 277,506 ordinary shares were available for future equity awards under the 2022 plan.

As of December 31, 2022, $1.5 million shares were available for future equity awards under the 2022 plan.

Stock options

A summary of the stock option activity for the year ended December 31, 2022 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2021	1,732,368	$28.85
Granted	78,740	13.59
Exercised	(26,362)	10.04
Forfeited	(165,187)	36.68
Options outstanding as of December 31, 2022	1,619,559	$27.62
Options exercisable as of December 31, 2022	1,238,659	$31.25

      The following table summarizes information about stock options outstanding at December 31, 2022:

			Options Outstanding			Options Exercisable
			Outstanding	Weighted- Average	Weighted-	Exercisable	Weighted-
			options at	Remaining	Average	options at	Average
Range of			December 31,	Contractual	Exercise	December 31,	Exercise
Exercise Prices			2022	Life in Years	Price	2022	Price
$3.52	-	$19.61	464,419	7.68	$15.28	83,519	$18.94
$19.66	-	$22.47	688,434	4.67	20.36	688,434	20.36
$23.41	-	$114.11	466,480	2.57	49.48	466,480	49.48
$120.51	-	$120.51	226	0.94	120.51	226	120.51
			1,619,559	4.93	$27.31	1,238,659	$31.25

Aggregate intrinsic value (U.S. $ in thousands)			$46			$28

As of December 31, 2022, the weighted-average remaining contractual life of exercisable options was 4.1 years. The total intrinsic value of options exercised during 2022, 2021 and 2020 was approximately $0.3 million, $5.19 million and $0.04 million, respectively.

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2022, 2021 and 2020. The following assumptions were applied in determining the options’ fair value on their grant date:

	2022	2021	2020
Risk-free interest rate	0.4%-3.9%	0.4%-1.3%	0.4%-1.8%
Expected option term (years)	5.0-5.5	5.0-5.1	5.0-5.1
Expected share price volatility	52.8%-61.4%	52.8%-58.7%	52.5%-52.8%
Dividend yield	-	-	-
Weighted average grant date fair value	$11.36	$14.99	8.09

As of December 31, 2022, the Company had 0.4 million unvested options. As of December 31, 2022, the unrecognized compensation cost related to all unvested, equity-classified stock options of $1.4 million is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 2.1 years.

Restricted Stock Units and Performance Stock Units

A summary of the Company’s RSUs and PSUs activity for the year ended December 31, 2022 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested RSUs and PSUs outstanding as of December 31, 2021	3,082,798	$26.36
Granted	2,178,650	21.21
Vested	(1,122,041)	24.86
Forfeited	(643,308)	24.46
Unvested RSUs and PSUs outstanding as of December 31, 2022	3,496,099	$23.98

The total vesting-date value of equity classified RSUs vested during 2022 was $24.8 million. As of December 31, 2022, the unrecognized compensation cost related to all unvested equity classified RSUs and PSUs of $54.3 million is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 2.2 years.

Stock-based compensation expense for stock options and equity classified RSUs included in the Company’s Statements of Operations and Comprehensive Loss were allocated as follows:

	2022	2021	2020
	(U.S. $ in thousands)
Cost of revenues	$4,082	$3,093	$1,771
Research and development, net	7,113	6,564	6,102
Selling, general and administrative	22,266	21,320	12,331
Total stock-based compensation expenses	$33,461	$30,977	$20,204
Employee Stock Purchase Plan

       On October 2021, the Company adopted the 2021 Employee Stock Purchase Plan (the “ESPP”). As of December 31, 2022, the maximum aggregate number of ordinary shares that may be purchased initially under the ESPP will be 5,200,000 shares.
      The ESPP is implemented through an offering every six months. According to the ESPP, eligible employees may use up to 15% of their salaries to purchase ordinary shares. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the beginning of each offering period or on the purchase date.
       As of December 31, 2022, 249,750 shares of common stock had been purchased under the ESPP.
       As of December 31, 2022, 4,950,250 shares of common stock are available for future issuance under the ESPP.
       In accordance with ASC Topic 718, the ESPP is considered compensatory and, as such, results in recognition of stock-based compensation expenses.

c. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive loss, net of taxes for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31, 2022
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2022	$1,572	$(10,343)	$(8,771)
Other comprehensive loss before reclassifications	(1,566)	(2,176)	(3,742)
Amounts reclassified from accumulated other comprehensive loss	(305)	-	(305)
Other comprehensive income (loss), net of tax	(1,871)	(2,176)	(4,047)
Balance as of December 31, 2022	$(299)	$(12,519)	$(12,818)
	Year ended December 31, 2021
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2021	$(1,673)	$(7,173)	$(8,846)
Other comprehensive loss before reclassifications	3,668	(2,603)	1,065
Amounts reclassified from accumulated other comprehensive loss	(423)	(567)	(990)
Other comprehensive income (loss)	3,245	(3,170)	75
Balance as of December 31, 2021	$1,572	$(10,343)	$(8,771)

	Year ended December 31, 2020
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2020	$(10)	$(7,706)	$(7,716)
Other comprehensive loss before reclassifications	(1,024)	533	(490)
Amounts reclassified from accumulated other comprehensive loss	(639)	-	(639)
Other comprehensive income (loss)	(1,663)	533	(1,130)
Balance as of December 31, 2020	$(1,673)	$(7,173)	$(8,846)

d. Rights plan

       On July 24, 2022, the Company’s Board of Directors adopted a rights plan (the “Rights Plan”) to protect the interests of the Company’s shareholders. Each Right entitles the registered holder thereof to purchase from the Company one Ordinary Share at a price of  $0.01 per share, subject to adjustment, once the Rights become exercisable, and subject to the exercise terms and conditions thereof described in the Rights Agreement. The rights would become exercisable only if an entity, person, or group acquires beneficial ownership of 15% or more of the Company’s outstanding ordinary shares in a transaction not approved by the Company’s Board of Directors. The Rights Plan has a 364-day term, expiring on July 24, 2023.

    The adoption of the Rights Plan is intended to protect the long-term interests of Stratasys and all Stratasys shareholders. The Rights Plan is designed to reduce the likelihood that any entity, person, or group would gain control of, or significant influence over, Stratasys through the open-market accumulation of the Company’s shares without appropriately compensating all Stratasys shareholders for control. The Rights Plan will encourage anyone seeking to gain a significant interest in Stratasys to negotiate directly with the Board prior to attempting to control or significantly influence the Company. Further to those goals, the Rights may cause substantial dilution to a person or group that acquires 15% or more of the ordinary shares of the Company or any existing holder of 15% or more of the Ordinary Shares who shall acquire any additional Ordinary Shares.
e. Public offering of ordinary shares

      During March 2021, the Company completed a public offering of its ordinary shares in an amount of $218.9 million, net of $11.1 million underwriting discounts and offering expenses. The total number of shares sold by the Company in the public offering was 7,931,034. The Company recorded a deferred tax asset in respect of a tax benefit, arising from the underwriting discounts and offering expenses, as an increase to Additional Paid-In Capital.